CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 285	$ 393
Cash subject to restriction	232	186
Short-term deposit	107	48
Cash and cash equivalents	$ 624	$ 627	$ 642	$ 525